OPERATING LEASES	12 Months Ended
Dec. 31, 2017
OPERATING LEASE
OPERATING LEASES

21.       OPERATING LEASES

The Company entered into an agreement for additional office space in September 2014 in Richmond, Canada. The agreement did not contain any contingent rent clauses, or purchase options or escalation clauses. The term of the lease was 36 months commencing on October 1, 2014. The lease contained an option to renew for an additional 36 months. In February 2017, the Company renewed the lease and added additional office premises. The term of the combined lease is 60 months commencing June 1, 2017. The amended agreement does not contain any contingent rent clauses, or purchase options or escalation clauses.

The Company entered into an agreement for additional office space in September 2014 in Minneapolis. The agreement did not contain any contingent rent clauses, or purchase options or escalation clauses. The original term of the lease was 66 months commencing on September 1, 2014. Additional office space was added in July 2015 in Minneapolis. The term of the combined lease is 69 months commencing on July 1, 2015. The lease contains an option to renew for an additional 36 months.

The Company entered into an agreement for additional office space in December 2016 in Richmond, Canada. The agreement does not contain any contingent rent clauses, renewal or purchase options or escalation clauses. The term of the lease is 24 months commencing on December 19, 2016.

The future minimum operating lease payments due over the next five years and thereafter are as follows:

	As at December 31,
	2017	2016	2015
Year 1	$343,564	$198,814	$209,753
Year 2	320,999	110,303	179,718
Year 3	292,845	79,852	77,519
Year 4	265,873	33,838	79,843
Year 5	110,780	—	33,835

	$1,334,061	$422,807	$580,668

Lease payments recognized as an expense during the year ended December 31, 2017 amounted to $308,037 (2016: $459,394 and 2015: $262,765).